Sep. 28, 2026
FPA Queens Road Small Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%		0.66%		0.66%
Distribution (Rule 12b‑1) Fees		None		None		None
Other Expenses		0.27%		0.20%		0.13%
Shareholder Service Fee	0.22%		0.15%		0.08%
All Other Expenses	0.05%		0.05%		0.05%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses[1]		0.95%		0.88%		0.81%
1
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
Investor Class	$97	$303	$525	$1,166
Advisor Class	$90	$281	$488	$1,084
Institutional Class	$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 17% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization (small cap) U.S. value companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies. The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

PERFORMANCE

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the “Predecessor Fund”). The Fund acquired all of the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund’s other share classes (i.e., Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled “Fees and Expenses of the Fund” above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at https://fpa.com/funds or call (800) 982‑4372.

Calendar-Year Total Return (before taxes) for Investor Class For each calendar year at NAV

The year-to-date return as of June 30, 2026, was 27.02%.

Investor Class

Highest Calendar Quarter Return at NAV
24.75
%
(Quarter ended 12/31/2020)
Lowest Calendar Quarter Return at NAV
(21.84
)%
(Quarter ended 03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2025)
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years	Since Inception
Investor Class—Return Before Taxes	13.36%	10.26%	9.88%	—
Investor Class—Return After Taxes on Distributions[1]	12.23%	9.47%	8.93%	—
Investor Class—Return After Taxes on Distributions and Sale of Fund Shares[1]	8.74%	8.06%	7.86%	—
Advisor Class[2]—Return Before Taxes	13.31%	10.30%	—	11.81%
Institutional Class[2]—Return Before Taxes	13.49%	10.43%	—	11.94%
Russell 3000 Index	17.15%	13.15%	14.29%	10.53%
Russell 2000 Value Index	12.59%	8.88%	9.27%	8.37%
1
After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
2
Advisor Class and Institutional Class shares commenced operations on December 1, 2020.